Goodwill and intangible assets - Summary of Changes In Content Assets (Detail) - Content assets - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 1,062,547	¥ 992,644
Changes in carrying amount:
Additions	500,045	341,540
Acquisitions through business combinations	92,599	2,147
Disposals or classified as held for sale	(5,679)	(7,979)
Amortization	(400,900)	(293,239)
Impairment losses	(14,608)	(8,180)
Translation adjustment	108,042	35,614
Total changes	279,499	69,903
Ending Balance	1,342,046	1,062,547
Film costs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	394,475	397,334
Changes in carrying amount:
Additions	313,648	211,521
Acquisitions through business combinations	11,724
Disposals or classified as held for sale	(932)	(5,182)
Amortization	(294,350)	(211,359)
Impairment losses	(13,870)	(4,408)
Translation adjustment	42,782	6,569
Total changes	59,002	(2,859)
Ending Balance	453,477	394,475
Broadcasting rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	64,633	62,551
Changes in carrying amount:
Additions	75,841	61,446
Acquisitions through business combinations	32,124	1,912
Disposals or classified as held for sale	(4,747)	(2,797)
Amortization	(70,514)	(57,053)
Impairment losses	(738)	(1,782)
Translation adjustment	4,619	356
Total changes	36,585	2,082
Ending Balance	101,218	64,633
Music catalogs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	556,752	487,479
Changes in carrying amount:
Additions	87,350	61,106
Acquisitions through business combinations	28,194	235
Amortization	(25,182)	(20,211)
Translation adjustment	57,676	28,143
Total changes	148,038	69,273
Ending Balance	704,790	556,752
Artist contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	12,477	12,748
Changes in carrying amount:
Additions	2,209	31
Amortization	(604)	(511)
Translation adjustment	1,161	209
Total changes	2,766	(271)
Ending Balance	15,243	12,477
Music distribution rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	25,011	25,626
Changes in carrying amount:
Additions		451
Acquisitions through business combinations	9,760
Amortization	(1,648)	(1,247)
Translation adjustment	938	181
Total changes	9,050	(615)
Ending Balance	34,061	25,011
Other content assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	9,199	6,906
Changes in carrying amount:
Additions	20,997	6,985
Acquisitions through business combinations	10,797
Amortization	(8,602)	(2,858)
Impairment losses		(1,990)
Translation adjustment	866	156
Total changes	24,058	2,293
Ending Balance	33,257	9,199
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,010,557	3,673,880
Changes in carrying amount:
Ending Balance	4,978,980	4,010,557
Gross carrying amount | Film costs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,909,102	2,712,996
Changes in carrying amount:
Ending Balance	3,549,934	2,909,102
Gross carrying amount | Broadcasting rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	304,036	265,517
Changes in carrying amount:
Ending Balance	395,045	304,036
Gross carrying amount | Music catalogs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	724,513	628,184
Changes in carrying amount:
Ending Balance	914,418	724,513
Gross carrying amount | Artist contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	26,709	25,847
Changes in carrying amount:
Ending Balance	30,278	26,709
Gross carrying amount | Music distribution rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	32,019	31,218
Changes in carrying amount:
Ending Balance	43,219	32,019
Gross carrying amount | Other content assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	14,178	10,118
Changes in carrying amount:
Ending Balance	46,086	14,178
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(2,948,010)	(2,681,236)
Changes in carrying amount:
Ending Balance	(3,636,934)	(2,948,010)
Accumulated amortization and impairment losses | Film costs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(2,514,627)	(2,315,662)
Changes in carrying amount:
Ending Balance	(3,096,457)	(2,514,627)
Accumulated amortization and impairment losses | Broadcasting rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(239,403)	(202,966)
Changes in carrying amount:
Ending Balance	(293,827)	(239,403)
Accumulated amortization and impairment losses | Music catalogs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(167,761)	(140,705)
Changes in carrying amount:
Ending Balance	(209,628)	(167,761)
Accumulated amortization and impairment losses | Artist contracts
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(14,232)	(13,099)
Changes in carrying amount:
Ending Balance	(15,035)	(14,232)
Accumulated amortization and impairment losses | Music distribution rights
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(7,008)	(5,592)
Changes in carrying amount:
Ending Balance	(9,158)	(7,008)
Accumulated amortization and impairment losses | Other content assets
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(4,979)	(3,212)
Changes in carrying amount:
Ending Balance	¥ (12,829)	¥ (4,979)